Pension and other schemes (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pension and other schemes
Pension cost, contributions payable	£ 2,231	£ 1,070
Outstanding defined contribution pension costs	£ 15	£ 220